Share-Based Compensation	12 Months Ended
Mar. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

Note 17 - SHARE-BASED COMPENSATION

2016 Equity Incentive Plan

On April 1, 2016 (the “Award date”), to reward the Company’s employees and further align their interests with the Company in the future, the Company granted stock options to purchase 6,312,000 ordinary shares under the 2016 Equity Incentive Plan, adjusted for the nominal share issuance, to the Company’s officers, and key employees with the exercise price equal to US$1.28. The Company determined the grant date to be April 1, 2016 in accordance with ASC 718-10-20 and 718-10-25-5. It is because the Company and employee have reached a mutual understanding of the key terms and conditions of these stock option awards on April 1, 2016 including a specific exercise price and vesting and exercise conditions. All necessary approvals for the stock option awards were obtained and communicated to employees on April 1, 2016. Subsequently, after the board of directors declared a cash dividend of $0.40 per ordinary share (or US$0.40 per ADS) on July 23, 2018, the board of directors further approved an adjustment to the exercise price of outstanding options from US$1.28 to US$0.88. The Options vested and became exercisable in three equal installments with the first vesting commencement date being the later of the first anniversary of the grant date or the closing date of a Qualified IPO. Subject to the continued employment or service through each applicable vesting date of the option holder, shares subject to the Option shall become vested as to the remaining two-thirds of the total number of share options under the 2016 Equity Incentive Plan in two (2) substantially equal annual installments, with the first installment vesting on the second anniversary of the grant date and the second installment vesting on the third anniversary of the grant date; provided that a Qualified IPO shall have occurred on or prior to the second anniversary of the grant date. The maximum contractual term is 4 years from the April 1, 2016. These options expired on March 31, 2020 and cannot be exercised if they have not vested by the expiration date or the termination date of the options. If a Qualified IPO does not occur within two years of April 1, 2016, such option will immediately expire to the extent unvested. As vesting is triggered only upon a Qualified IPO, such unvested options will be forfeited.

The options contain an explicit service condition (i.e., the options vest at each of three years following a successful initial public offering) and a performance condition (i.e., the options can only be exercised upon successful completion of an initial public offering by employees that are still employed by the Company upon the completion of the initial public offering). Under ASC 718-10-55-76, if the vesting (or exercisability) of an award is based on the satisfaction of both a service and performance condition, the entity must initially determine which outcomes are probable and recognize the compensation cost over the longer of the explicit or implicit service period. Because an initial public offering generally is not considered to be probable until the initial public offering is effective, no compensation cost will be recognized until the initial public offering occurs.

The Company has elected to recognize share-based compensation expense using a straight-line method for the entire employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the equity awards that are vested at that date. Upon successful completion of a Qualified IPO, the Company will recognize share-based compensation for the portion of the requisite service that has been rendered as of that date for the portion for the period from April 1, 2016 to the date of the Completion of Qualified IPO on November 3, 2017. The Company is responsible for determining the fair value of options granted to employees and uses the Binomial option-pricing model assuming as of the valuation date, the fair market value per share was US$1.41, exercise price per share was US$1.28, the risk-free interest rate was 1.81%, and the dividend yield was 0%. For the options granted under 2016 Equity Incentive Plan, the expiry data was March 31, 2020, the life of option was 4 years and volatility was 47.4%.

The following table sets forth the stock option shares activities under the Company’s 2016 Equity Incentive Plan for the years ended March 31, 2023, 2022 and 2021.

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Grant Date Fair Value	Aggregate Intrinsic Value
		USD		USD	USD
Outstanding, March 31, 2020	4,320,954	1.01	0.4	2,980,823	-
Number of Exercise	-
Number of Expired, forfeited or cancelled	(3,487,064)	0.96	-	(2,414,467)	-

Outstanding, March 31, 2021	833,890	1.23	-	566,356	-
Number of Expired, forfeited or cancelled	(242,492)	1.75	-	(253,337)	-

Outstanding, March 31, 2022	591,398	0.88	-	(605,128)	-

Number of Expired, forfeited or cancelled	(591,398)	0.88	-	(605,128)	-

Outstanding, March 31, 2023	-	-	-	-	-

Vested and exercisable, March 31, 2021	833,890	1.23	-	566,356	-
Vested and exercisable, March 31, 2022	591,398	0.88	-	(605,128)	-
Vested and exercisable, March 31, 2023	-	-	-	-	-

Restricted Stock Units

During the year ended March 31, 2019, the Company granted 616,700 restricted stock units (“RSU”). One RSU represents one ordinary share of the Company. RSU are share awards that, upon vesting, will deliver to the holder shares of the Company’s ordinary shares. Some of the RSU were to be vested over three years, one third (1/3) vesting and exercisable upon the date of grant, and the remaining two-thirds (2/3) of RSUs equally vesting and exercisable upon each of the second and third anniversary of the grant date. Some of the RSU were exercisable upon the date of grant. The Company satisfies RSU vesting through the issuance of new shares.

During the year ended March 31, 2022, the Company granted 242,492 restricted stock units (“RSU”). One RSU represents three ordinary shares of the Company, and the RSU vested immediately. The Company satisfies RSU vesting through the issuance of new shares.

During the years ended March 31, 2023, 2022 and 2021, nil, 242,492, 32,234 RSU has been vested.

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Restricted Shares	Weighted- average grant date fair value
		USD
Outstanding at March 31, 2018	-
Granted	616,700	9.26
Vested	(538,900)	9.26
Forfeited	-	-
Outstanding at March 31, 2019	77,800	9.26
Granted
Vested	(38,900)	9.26
Forfeited	(3,333)	9.26
Outstanding at March 31, 2020	35,567	9.26
Granted	-	-
Vested	(32,234)	9.26
Forfeited	(3,333)	-
Outstanding at March 31, 2021	-	-
Granted	727,476	1.62
Vested	(727,476)	1.62
Forfeited	-	-
Outstanding at March 31, 2022	-	-
Granted	-	-
Vested	-	-
Forfeited	-	-
Outstanding at March 31, 2023	-	-

The fair value of the stock options and RSUs on the grant date was approximately US$4.7 million. The Company accrues the compensation cost based on the number of awards that are expected to vest. The estimated forfeiture rate for the awards in fiscal years ended March 31, 2023, 2022 and 2021 is 0%, 10.5% and 13.04%. The forfeiture rate is estimated based on the historical employee turnover rates and expectations about the future.

Stock based compensation

For the years ended March 31, 2023, 2022 and 2021, the Company recognized US$ nil, US$391,625 and US$55,468 share-based compensation expense, respectively. As of March 31, 2023, there was no unrecognized compensation cost.